Other Income, Net (Details) - Schedule of Net Other Income - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Other Income, Net (Details) - Schedule of Net Other Income [Line Items]
Other income, net	$ 4,671	$ 15,031
Government grant [Member]
Other Income, Net (Details) - Schedule of Net Other Income [Line Items]
Other income, net	109,472	89
Loss on asset disposal [Member]
Other Income, Net (Details) - Schedule of Net Other Income [Line Items]
Other income, net		(145)
Exchange gains (losses) [Member]
Other Income, Net (Details) - Schedule of Net Other Income [Line Items]
Other income, net	(14,153)	19,873
Bank charges [Member]
Other Income, Net (Details) - Schedule of Net Other Income [Line Items]
Other income, net	(6,648)	(5,985)
Miscellaneous income [Member]
Other Income, Net (Details) - Schedule of Net Other Income [Line Items]
Other income, net	4,627	1,200
Miscellaneous expenses [Member]
Other Income, Net (Details) - Schedule of Net Other Income [Line Items]
Other income, net	$ (88,627)	$ (1)